Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets - Intangible Assets [Member]	Mar. 31, 2024 USD ($)
Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets [Line Items]
2025	$ 878,306
2026	878,306
2027	878,306
2028	878,306
2029	878,306
Thereafter	302,668
Total	$ 4,694,198